Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Aug. 19, 2016	Jan. 19, 2015	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
C000060523
Account Value [Line Items]
Line Graph and Table Measure Name			NexPoint Event Driven Fund, Class Z Shares
C000171611
Account Value [Line Items]
Line Graph and Table Measure Name		NexPoint Merger Arbitrage Fund, Class Z Shares
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index (USD)
Account Value			$ 10,000	$ 11,430	$ 11,137	$ 11,243	$ 12,533	$ 12,575	$ 11,564	$ 10,720	$ 10,763		$ 10,797		$ 10,186
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index (USD)
Account Value			$ 10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763		10,797		10,186
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index (USD)
Account Value			$ 10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763		10,797		10,186
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000			11,061	10,777	10,879	12,127	12,168	11,190	10,374	10,415
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000			11,061	10,777	10,879	12,127	12,168	11,190	10,374	10,415	$ 10,183
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Account Value		$ 10,000		11,061	10,777	10,879	12,127	12,168	11,190	10,374	10,415	$ 10,183		$ 9,921
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (Gross) (USD)
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170		11,171		10,742
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (Gross) (USD)
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170		11,171		10,742
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (Gross) (USD)
Account Value			$ 10,000	$ 33,521	$ 26,912	$ 22,503	$ 25,175	$ 17,881	$ 16,633	$ 15,064	$ 13,170		$ 11,171		$ 10,742